Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Research And Development Expenses Abstract
Payroll and related	$ 840	$ 607	$ 1,395
Subcontractors and materials	348	147	338
Share based compensation	270	344	441
Depreciation and amortization	59	85	97
Patents	55	48	86
Travel expenses		4	55
Others	108	80	140
Total	$ 1,680	$ 1,315	$ 2,552